Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 57,395,062.50
Previously Paid Amount	0.00
Total Fee Amount	7,926.26
Total Offset Amount	7,245.94
Net Fee	$ 680.32
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A